INDEBTEDNESS - Perceptive Credit Facility (Details)			12 Months Ended
	Nov. 30, 2021 $ / shares shares	Jun. 30, 2020 USD ($) warrant $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Embedded debt derivative			$ 675,000	$ 675,000
Warrant liabilities			8,528,000	2,650,000
Proceeds from issuance of debt			$ 0	$ 31,000,000
Common Stock
Debt Instrument [Line Items]
Number of common stock into which the class of warrant or right converted | shares	629,057
Series C Preferred Stock
Debt Instrument [Line Items]
Number of common stock into which the class of warrant or right converted | shares		775,000
Additional warrants | warrant		2
Series C Preferred Stock, Warrant 1
Debt Instrument [Line Items]
Number of common stock into which the class of warrant or right converted | shares		50,000
Series C Preferred Stock, Warrant 2
Debt Instrument [Line Items]
Number of common stock into which the class of warrant or right converted | shares		50,000
Series D Preferred Stock
Debt Instrument [Line Items]
Number of common stock into which the class of warrant or right converted | shares		1,012,672
Warrants exercised (in shares) | shares	1,012,672
Exercise price (in dollars per share) | $ / shares		$ 5.51
Series D-1 Preferred Stock
Debt Instrument [Line Items]
Number of common stock into which the class of warrant or right converted | shares	629,057	65,333
Class A Common Stock
Debt Instrument [Line Items]
Number of common stock into which the class of warrant or right converted | shares	926,232
Exercise price (in dollars per share) | $ / shares	$ 9.87
Line of Credit | Perceptive Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 50,000,000
Interest rate			12.00%
Percentage of principal, payment		3.00%
Return on prepaid amount		1.5
Percentage of voting stock triggering repayment		35.00%
Issuance costs		$ 750,000
Minimum aggregate cash balance		5,000,000
Proceeds from issuance of debt		28,500,000
Debt fees and expenses		1,500,000
Line of Credit | Perceptive Credit Facility | Debt Covenant 1
Debt Instrument [Line Items]
Revenues for trailing 12-month period		5,750,000
Line of Credit | Perceptive Credit Facility | Debt Covenant 2
Debt Instrument [Line Items]
Revenues for trailing 12-month period		$ 125,000,000
Line of Credit | Perceptive Credit Facility | LIBOR
Debt Instrument [Line Items]
Variable rate		11.00%
Floor rate		1.00%
Line of Credit | Debt, Tranche 1
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 30,000,000
Line of Credit | Debt, Tranche 2
Debt Instrument [Line Items]
Maximum borrowing capacity		10,000,000
Line of Credit | Debt, Tranche 3
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 10,000,000